Oct. 30, 2026
GROWTH FUND OF AMERICA
Investment objective
The fund’s investment objective is to provide you with growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds and Capital Group KKR Public-Private+ Funds (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 36 of the prospectus and on page 74 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	F-1	F-2	F-3	529-A
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.24	0.99	0.25	none	none	0.23
Other expenses	0.09	0.09	0.15	0.15	0.04	0.14
Total annual fund operating expenses	0.58	1.33	0.65	0.40	0.29	0.62

Share class:	529-C	529-E	529-F-2	529-F-3	R-1	R-2
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.50	none	none	0.99	0.75
Other expenses	0.14	0.12	0.13	0.09	0.13	0.38
Total annual fund operating expenses	1.39	0.87	0.38	0.34	1.37	1.38

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.60	0.50	0.25	none	none	none
Other expenses	0.23	0.18	0.13	0.18	0.09	0.04
Total annual fund operating expenses	1.08	0.93	0.63	0.43	0.34	0.29

*  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and/or expense reimbursement described above (if any) through the expiration of such waiver and/or reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	F-1	F-2	F-3	529-A	529-C	529-E	529-F-2	529-F-3	R-1	R-2
1 year	$631	$235	$66	$41	$30	$411	$242	$89	$39	$35	$139	$140
3 years	750	421	208	128	93	542	440	278	122	109	434	437
5 years	880	729	362	224	163	684	761	482	213	191	750	755
10 years	1,259	1,395	810	505	368	1,097	1,173	1,073	480	431	1,646	1,657

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$110	$95	$64	$44	$35	$30		1 year	$135	$142
3 years	343	296	202	138	109	93		3 years	421	440
5 years	595	515	351	241	191	163		5 years	729	761
10 years	1,317	1,143	786	542	431	368		10 years	1,395	1,173

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$110	$95	$64	$44	$35	$30		1 year	$135	$142
3 years	343	296	202	138	109	93		3 years	421	440
5 years	595	515	351	241	191	163		5 years	729	761
10 years	1,317	1,143	786	542	431	368		10 years	1,395	1,173

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund normally invests at least 80% of its assets in growth investments. For purposes of this policy, the investment adviser currently defines growth investments as investments in companies that appear to offer superior opportunities for growth of capital. In making this determination, the investment adviser considers companies to offer superior opportunities for growth of capital if they are included in the Russell 3000 Growth Index, MSCI ACWI IMI Growth Index, or S&P Super Composite Growth Index in the current or prior year, if they exhibit the potential for growth based on factors such as historical or projected revenue, free cash flow, or alternative cash flow or valuation metrics for certain industries, or if the investment adviser expects the company to contribute to the fund’s long-term growth of capital based on factors such as whether the company is attractively valued or is positioned to benefit from innovation, economic growth, increasing consumer demand, or a turnaround in business conditions. The fund invests primarily in common stocks of large and mid-capitalization issuers. The fund may invest up to 25% of its assets outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 26.08% (quarter ended June 30, 2020)

Lowest -21.94% (quarter ended June 30, 2022)

The fund's total return for the nine months ended September 30, 2026, was 9.92%.

Average annual total returns For the periods ended December 31, 2025:

Average annual total returns For the periods ended December 31, 2025:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/1/2008	20.16%	12.04%	15.39%	12.46%
− After taxes on distributions		17.27	10.02	13.37	N/A
− After taxes on distributions and sale of fund shares		13.90	9.21	12.31	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	12/1/1973	13.04%	10.49%	14.47%	13.70%
C	3/15/2001	18.03	10.97	14.45	9.77
F-1	3/15/2001	19.86	11.75	15.09	10.03
F-3	1/27/2017	20.29	12.16	N/A	15.72
529-A (with maximum sales charge)	2/15/2002	15.70	10.97	14.68	10.50
529-C	2/15/2002	17.97	10.91	14.66	10.47
529-E	3/1/2002	19.60	11.49	14.82	10.32
529-F-2	10/30/2020	20.17	12.04	N/A	15.44
529-F-3	10/30/2020	20.23	12.09	N/A	15.50
R-1	6/6/2002	19.00	10.95	14.26	10.34
R-2	5/21/2002	18.99	10.94	14.26	10.12
R-2E	8/29/2014	19.34	11.26	14.60	13.31
R-3	5/21/2002	19.52	11.44	14.77	10.60
R-4	5/28/2002	19.87	11.77	15.11	10.96
R-5E	11/20/2015	20.13	11.99	15.34	14.95
R-5	5/15/2002	20.23	12.10	15.45	11.19
R-6	5/1/2009	20.28	12.16	15.51	15.40

Index	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	17.88%	14.42%	14.82%	12.34%

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.